SEGMENT REPORTING - Schedule of Reconciliation of the Net Loss (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024		Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 0				$ 93,549				$ 152,127		$ 2,085,532
Cost of revenue:
Materials	4,593				37,371				57,867		944,615
Direct labor	153,116				492,896				1,336,722		1,457,823
Direct job costs	(33,273)				95,384				222,835		2,833,893
Overhead	111,281				231,305				588,052		459,102
Total cost of revenue	235,717				856,956				2,205,476		5,695,433
Gross margin	(235,717)				(763,407)				(2,053,349)		(3,609,901)
Operating expenses:
Research and development	184,563				766,495				1,821,816		5,462,680
Selling and marketing	543,337				345,590				468,074		1,539,690
General and administrative	2,078,805		$ 1,796,774	$ 1,940,448	2,652,795		$ 4,593,243	$ 6,390,017	8,807,651		11,117,525
Total operating expenses	2,806,705				3,764,880				11,097,541		18,119,895
Other segment items	(10,977,628)	[1]			(1,176,811)	[1]			(21,364,864)	[2]	1,019,350	[2]
Net loss	$ (14,020,050)		$ (4,345,725)	$ (12,638,883)	$ (5,705,098)		$ (18,343,981)	$ (22,689,706)	$ (34,515,754)		$ (20,710,446)

[1]	Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of debt, loss on extinguishment of debt, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other loss, net.
[2]	Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, loss on extinguishment of debt and other income, net.